Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025
C000002934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class AAA
C000002933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class C
Average Annual Return, Percent	11.10%		16.23%	10.99%
C000061068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class I
C000002931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class A
Average Annual Return, Percent	8.44%		16.14%	11.23%
C000002912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class AAA
C000002914
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class C
Average Annual Return, Percent	3.45%		6.22%	6.13%
C000061063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class I
C000002911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class A
Average Annual Return, Percent	0.97%		6.14%	6.36%
C000002922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class AAA
C000002921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class C
Average Annual Return, Percent	22.69%		4.63%	7.79%
C000061065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class I
C000002919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class A
Average Annual Return, Percent	19.76%		4.56%	8.02%
C000002918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class AAA
C000002916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class C
Average Annual Return, Percent	1.25%		8.94%	8.29%
C000061064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class I
C000002917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class A
Average Annual Return, Percent	(1.34%)		8.82%	8.51%
C000002928
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class C
Average Annual Return, Percent	7.72%		10.85%	7.29%
C000061067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class I
C000002927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class A
Average Annual Return, Percent	5.17%		10.76%	7.52%
Without Sales Load [Member] | C000002934
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%		17.10%	11.82%
Without Sales Load [Member] | C000002933
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%		16.23%	10.99%
Without Sales Load [Member] | C000061068
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%		17.40%	12.11%
Without Sales Load [Member] | C000002931
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%		17.10%	11.69%
Without Sales Load [Member] | C000002912
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%		7.02%	6.93%
Without Sales Load [Member] | C000002914
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%		6.22%	6.13%
Without Sales Load [Member] | C000061063
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%		7.30%	7.21%
Without Sales Load [Member] | C000002911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%		7.02%	6.79%
Without Sales Load [Member] | C000002922
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%		5.42%	8.61%
Without Sales Load [Member] | C000002921
Average Annual Return [Line Items]
Average Annual Return, Percent	23.69%		4.63%	7.79%
Without Sales Load [Member] | C000061065
Average Annual Return [Line Items]
Average Annual Return, Percent	25.07%		5.69%	8.88%
Without Sales Load [Member] | C000002919
Average Annual Return [Line Items]
Average Annual Return, Percent	24.72%		5.41%	8.46%
Without Sales Load [Member] | C000002918
Average Annual Return [Line Items]
Average Annual Return, Percent	2.87%		9.73%	9.10%
Without Sales Load [Member] | C000002916
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%		8.94%	8.29%
Without Sales Load [Member] | C000061064
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%		10.01%	9.37%
Without Sales Load [Member] | C000002917
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%		9.71%	8.96%
Without Sales Load [Member] | C000002928
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%		11.68%	8.10%
Without Sales Load [Member] | C000002930
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%		10.85%	7.29%
Without Sales Load [Member] | C000061067
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%		11.96%	8.37%
Without Sales Load [Member] | C000002927
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%		11.67%	7.96%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		16.47%	15.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%		9.64%	9.98%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%		(0.61%)	1.99%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%		9.64%	9.98%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%		(0.61%)	1.99%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%		9.64%	9.98%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%		(0.61%)	1.99%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%		9.64%	9.98%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%		(0.61%)	1.99%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%		8.46%	13.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%		8.46%	13.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%		8.46%	13.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%		8.46%	13.80%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		13.88%	10.72%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		13.88%	10.72%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		13.88%	10.72%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%		13.88%	10.72%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%		8.05%	7.17%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%		8.05%	7.17%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%		8.05%	7.17%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%		8.05%	7.17%